UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Partners LLC
Address:    200 Clarendon Street, 35th Floor
            Boston, MA 02116


Form 13F File Number: 028-14378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sharlyn C. Heslam
Title:   Managing Director
Phone:   617-227-0050

Signature, Place, and Date of Signing:

/s/ Sharlyn C. Heslam            Boston, MA              February 14, 2013
----------------------          ------------           ---------------------
   [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reportingt for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name

028-14383                            Stockbridge Partners LLC
----------------------               --------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          2
                                                 -----------
Form 13F Information Table Value Total:          $685,234
                                                 -----------
                                                   (thousands)


List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



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


BERKSHIRE PARTNERS LLC
                                                  FORM 13F INFORMATION TABLE

Column 1    Column 2  Column 3  Column 4         Column 5        Column 6    Column 7           Column 8
--------    --------  --------  --------    ----------------     --------    --------    ----------------------
                                                                                                Voting Authority
------------------------------------------------------------------------------------------------------------------------
Name        Title                           Shrs
of          of                   Value      or        Sh/        Investment   Other
Issuer      Class     Cusip     (X$1000)    Prn Amt   Prn        Discretion   Manager     Sole        Shared        None
------------------------------------------------------------------------------------------------------------------------
CARTER
INC.        COMMON    146229109  $263,060   4,727,048  SH        SOLE            --      4,727,048   --            --
------------------------------------------------------------------------------------------------------------------------
TRANSDIGM
GROUP INC.  COMMON    893641100  $422,174   3,096,024  SH        SOLE            --      3,096,024   --            --
------------------------------------------------------------------------------------------------------------------------





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